UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

__________________________________________

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

__________________________________________

Investment Company Act file number	811-4854

__________________________________________

The Oberweis Funds
(Exact name of registrant as specified in charter)

__________________________________________

3333 Warrenville Road, Suite 500, Lisle, IL 60532
(Address of principal executive offices)             (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601
(Name and address of agent for service)

__________________________________________

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Reports for the period 01/01/24 through 06/30/24 is filed herewith.

Oberweis Micro-Cap Fund Investor Class | Ticker: OBMCX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$79.92	1.53%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBMCX	10.40	18.09	14.75
Russell Microcap Growth	2.49	2.92	3.61
S&P 500	24.56	15.05	12.86

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$248,362,214	87	31%	$1,133,617

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.8
Other Assets less Liabilities	3.2

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
ADMA Biologics, Inc.	4.5
Camtek Ltd.	4.4
Blue Bird Corp.	3.2
Ultra Clean Hldgs., Inc.	3.1
American Superconductor Corp.	2.9
Veeco Instruments, Inc.	2.7
CECO Environmental Corp.	2.2
Primoris Services Corp.	2.0
ACM Research, Inc.	1.9
Limbach Hldgs., Inc.	1.8

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	18.7
Biotechnology	9.6
Healthcare Equipment & Supplies	7.7
Software	5.4
Machinery	5.3
Construction & Engineering	4.9
Hotels, Restaurants & Leisure	4.7
Commercial Services & Supplies	4.0
Electrical Equipment	3.4
Professional Services	3.3

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Micro-Cap Fund Institutional Class | Ticker: OMCIX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$66.90	1.28%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OMCIX	10.64	18.39	15.03
Russell Microcap Growth	2.49	2.92	3.61
S&P 500	24.56	15.05	12.86

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$262,795,672	87	31%	$1,199,496

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.8
Other Assets less Liabilities	3.2

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
ADMA Biologics, Inc.	4.5
Camtek Ltd.	4.4
Blue Bird Corp.	3.2
Ultra Clean Hldgs., Inc.	3.1
American Superconductor Corp.	2.9
Veeco Instruments, Inc.	2.7
CECO Environmental Corp.	2.2
Primoris Services Corp.	2.0
ACM Research, Inc.	1.9
Limbach Hldgs., Inc.	1.8

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	18.7
Biotechnology	9.6
Healthcare Equipment & Supplies	7.7
Software	5.4
Machinery	5.3
Construction & Engineering	4.9
Hotels, Restaurants & Leisure	4.7
Commercial Services & Supplies	4.0
Electrical Equipment	3.4
Professional Services	3.3

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Small-Cap Opportunities Fund Investor Class | Ticker: OBSOX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Investor Class	$66.80	1.25%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSOX	16.55	18.46	13.49
Russell 2000 Growth	9.14	6.17	7.39
S&P 500	24.56	15.05	12.86

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$351,829,801	88	30%	$1,055,000

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.8
Other Assets less Liabilities	3.2

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Weatherford International PLC	3.1
SharkNinja, Inc.	2.6
Onto Innovation, Inc.	2.4
Zeta Global Hldgs. Corp.	2.4
Encompass Health Corp.	2.3
Credo Technology Group Hldg. Ltd.	2.2
SkyWest, Inc.	2.1
TransMedics Group, Inc.	1.9
Clean Harbors, Inc.	1.8
Universal Display Corp.	1.8

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.1
Healthcare Equipment & Supplies	9.2
Software	8.8
Machinery	6.8
Healthcare Providers & Services	5.7
Household Durables	5.2
Energy Equipment & Services	5.0
Electronic Equipment, Instruments & Components	3.9
Diversified Consumer Services	3.9
Professional Services	3.4

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Small-Cap Opportunities Fund Institutional Class | Ticker: OBSIX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Institutional Class	$53.48	1.00%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSIX	16.83	18.75	13.78
Russell 2000 Growth	9.14	6.17	7.39
S&P 500	24.56	15.05	12.86

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$699,975,593	88	30%	$2,098,954

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.8
Other Assets less Liabilities	3.2

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Weatherford International PLC	3.1
SharkNinja, Inc.	2.6
Onto Innovation, Inc.	2.4
Zeta Global Hldgs. Corp.	2.4
Encompass Health Corp.	2.3
Credo Technology Group Hldg. Ltd.	2.2
SkyWest, Inc.	2.1
TransMedics Group, Inc.	1.9
Clean Harbors, Inc.	1.8
Universal Display Corp.	1.8

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.1
Healthcare Equipment & Supplies	9.2
Software	8.8
Machinery	6.8
Healthcare Providers & Services	5.7
Household Durables	5.2
Energy Equipment & Services	5.0
Electronic Equipment, Instruments & Components	3.9
Diversified Consumer Services	3.9
Professional Services	3.4

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Global Opportunities Fund Investor Class | Ticker: OBEGX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$76.75	1.50%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBEGX	4.00	10.17	6.92
MSCI ACWI Small-Cap	10.64	7.31	6.23
MSCI EAFE	11.54	6.46	4.33

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$34,820,041	56	61%	$146,173

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.9
Other Assets less Liabilities	3.1

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Ashtead Technology Hldgs. PLC	5.9
Clean Harbors, Inc.	3.3
Onto Innovation, Inc.	3.2
Weatherford International PLC	3.0
Parsons Corp.	2.8
SkyWest, Inc.	2.8
Veracyte, Inc.	2.7
Saab AB	2.5
Credo Technology Group Hldg. Ltd.	2.5
Asics Corp.	2.5

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.0
Healthcare Equipment & Supplies	9.0
Trading Co. & Distribution	5.9
Electrical Equipment	5.8
Energy Equipment & Services	5.3
Software	5.2
Aerospace & Defense	4.9
Machinery	4.7
Commercial Services & Supplies	4.2
Food Products	3.8

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Global Opportunities Fund Institutional Class | Ticker: OBGIX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$64.00	1.25%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBGIX	4.28	10.45	7.18
MSCI ACWI Small-Cap	10.64	7.31	6.23
MSCI EAFE	11.54	6.46	4.33

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$19,377,625	56	61%	$81,347

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.9
Other Assets less Liabilities	3.1

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Ashtead Technology Hldgs. PLC	5.9
Clean Harbors, Inc.	3.3
Onto Innovation, Inc.	3.2
Weatherford International PLC	3.0
Parsons Corp.	2.8
SkyWest, Inc.	2.8
Veracyte, Inc.	2.7
Saab AB	2.5
Credo Technology Group Hldg. Ltd.	2.5
Asics Corp.	2.5

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.0
Healthcare Equipment & Supplies	9.0
Trading Co. & Distribution	5.9
Electrical Equipment	5.8
Energy Equipment & Services	5.3
Software	5.2
Aerospace & Defense	4.9
Machinery	4.7
Commercial Services & Supplies	4.2
Food Products	3.8

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis China Opportunities Fund Investor Class | Ticker: OBCHX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$110.01	2.15%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBCHX	7.26	0.36	1.72
MSCI China	(1.62)	(4.26)	1.39

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$34,853,702	58	79%	$223,301

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	99.0
Short-Term Investments	0.1
Other Assets less Liabilities	0.9

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd. ADS	7.5
Tencent Hldgs. Ltd.	6.1
Alibaba Group Hldg. Ltd.	4.8
Meituan	4.5
Trip.com Group Ltd.	4.4
PDD Hldgs. ADS	3.7
Hon Hai Precision Industry Co. Ltd.	3.1
PetroChina Co. Ltd.	3.1
Tencent Music Entertainment Group ADS	2.6
China Shenhua Energy Co. Ltd.	2.5

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	13.9
Hotels, Restaurants & Leisure	12.3
Broadline Retail	8.6
Interactive Media & Services	7.2
Electronic Equipment, Instruments & Components	7.0
Oil, Gas & Consumable Fuels	5.6
Technology Hardware, Storage & Peripherals	5.2
Metals & Mining	5.2
Household Durables	4.1
Insurance	3.2

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis China Opportunities Fund Institutional Class | Ticker: OCHIX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Institutional Class	$97.24	1.90%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OCHIX	7.43	0.58	1.96
MSCI China	(1.62)	(4.26)	1.39

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,887,913	58	79%	$50,536

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	99.0
Short-Term Investments	0.1
Other Assets less Liabilities	0.9

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd. ADS	7.5
Tencent Hldgs. Ltd.	6.1
Alibaba Group Hldg. Ltd.	4.8
Meituan	4.5
Trip.com Group Ltd.	4.4
PDD Hldgs. ADS	3.7
Hon Hai Precision Industry Co. Ltd.	3.1
PetroChina Co. Ltd.	3.1
Tencent Music Entertainment Group ADS	2.6
China Shenhua Energy Co. Ltd.	2.5

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	13.9
Hotels, Restaurants & Leisure	12.3
Broadline Retail	8.6
Interactive Media & Services	7.2
Electronic Equipment, Instruments & Components	7.0
Oil, Gas & Consumable Fuels	5.6
Technology Hardware, Storage & Peripherals	5.2
Metals & Mining	5.2
Household Durables	4.1
Insurance	3.2

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Emerging Markets Fund Investor Class | Ticker: OBEMX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis Emerging Markets Fund (“OBEMX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Emerging Markets Fund - Investor Class	$87.59	1.75%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBEMX	5.02	8.74	5.35
MSCI Emerging Markets Small-Cap	20.04	9.99	5.58
MSCI EAFE	11.54	6.46	4.80

1       Since the inception of the Fund on May 1, 2018.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI Emerging Markets Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that measures the performance of small-cap stocks in 24 emerging markets. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,383,180	60	55%	$33,624

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	93.3
Short-Term Investments	6.9
Other Liabilities less Assets	(0.2)

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
International Container Terminal Services, Inc.	3.3
MakeMyTrip Ltd.	2.8
Federal Bank Ltd.	2.3
Park Systems Corp.	2.3
Medicover AB	2.3
Ennoconn Corp.	2.2
eMemory Technology, Inc.	2.2
PB Fintech Ltd.	2.2
Classys, Inc.	2.2
E Ink Hldgs., Inc.	2.1

Top Ten Industries (% of Net Assets)
Hotels, Restaurants & Leisure	11.9
Semiconductors & Semiconductor Equipment	7.8
Electronic Equipment, Instruments & Components	5.9
Consumer Staples Distribution & Retail	5.8
Transportation Infrastructure	5.1
Banks	4.8
Healthcare Providers & Services	4.1
Oil, Gas & Consumable Fuels	4.1
Beverages	3.9
Aerospace & Defense	3.4

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Emerging Markets Fund Institutional Class | Ticker: OIEMX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis Emerging Markets Fund (“OIEMX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Emerging Markets Fund - Institutional Class	$75.10	1.50%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OIEMX	5.27	8.99	5.60
MSCI Emerging Markets Small-Cap	20.04	9.99	5.58
MSCI EAFE	11.54	6.46	4.80

1       Since the inception of the Fund on May 1, 2018.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI Emerging Markets Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that measures the performance of small-cap stocks in 24 emerging markets. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$12,518,578	60	55%	$78,193

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	93.3
Short-Term Investments	6.9
Other Liabilities less Assets	(0.2)

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
International Container Terminal Services, Inc.	3.3
MakeMyTrip Ltd.	2.8
Federal Bank Ltd.	2.3
Park Systems Corp.	2.3
Medicover AB	2.3
Ennoconn Corp.	2.2
eMemory Technology, Inc.	2.2
PB Fintech Ltd.	2.2
Classys, Inc.	2.2
E Ink Hldgs., Inc.	2.1

Top Ten Industries (% of Net Assets)
Hotels, Restaurants & Leisure	11.9
Semiconductors & Semiconductor Equipment	7.8
Electronic Equipment, Instruments & Components	5.9
Consumer Staples Distribution & Retail	5.8
Transportation Infrastructure	5.1
Banks	4.8
Healthcare Providers & Services	4.1
Oil, Gas & Consumable Fuels	4.1
Beverages	3.9
Aerospace & Defense	3.4

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis International Opportunities Fund Investor Class | Ticker: OBIOX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$80.97	1.59%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIOX	6.19	3.35	3.96
MSCI World ex-US Small-Cap Growth	5.56	3.83	4.36
MSCI EAFE	11.54	6.46	4.33

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$100,405,287	66	52%	$517,488

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	98.8
Short-Term Investments	0.6
Other Assets less Liabilities	0.6

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Intermediate Capital Group PLC	3.4
Kongsberg Gruppen ASA	3.1
Saab AB	2.7
Santen Pharmaceutical Co. Ltd.	2.6
Glanbia PLC	2.5
Marks and Spencer Group PLC	2.4
Accelleron Industries AG	2.3
CTS Eventim AG & Co.	2.3
Arcadis NV	2.2
Daiwa Securities Group, Inc.	2.2

Top Ten Industries (% of Net Assets)
Food Products	8.9
Trading Co. & Distribution	7.0
Machinery	6.7
Capital Markets	6.6
Construction & Engineering	6.1
Aerospace & Defense	5.9
Consumer Staples Distribution & Retail	5.1
Specialty Retail	4.5
Electrical Equipment	3.9
Information Technology Services	3.7

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis International Opportunities Fund Institutional Class | Ticker: OBIIX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Institutional Class	$55.54	1.09%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIIX	6.52	3.62	4.22
MSCI World ex-US Small-Cap Growth	5.56	3.83	4.36
MSCI EAFE	11.54	6.46	4.33

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$243,474,818	66	52%	$1,254,867

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	98.8
Short-Term Investments	0.6
Other Assets less Liabilities	0.6

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Intermediate Capital Group PLC	3.4
Kongsberg Gruppen ASA	3.1
Saab AB	2.7
Santen Pharmaceutical Co. Ltd.	2.6
Glanbia PLC	2.5
Marks and Spencer Group PLC	2.4
Accelleron Industries AG	2.3
CTS Eventim AG & Co.	2.3
Arcadis NV	2.2
Daiwa Securities Group, Inc.	2.2

Top Ten Industries (% of Net Assets)
Food Products	8.9
Trading Co. & Distribution	7.0
Machinery	6.7
Capital Markets	6.6
Construction & Engineering	6.1
Aerospace & Defense	5.9
Consumer Staples Distribution & Retail	5.1
Specialty Retail	4.5
Electrical Equipment	3.9
Information Technology Services	3.7

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Focused International Growth Fund Institutional Class | Ticker: OFIGX Semi-Annual Report | June 30, 2024

This semi-annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Focused International Growth Fund - Institutional Class	$50.15	0.95%

How has the Fund performed?   (as of June 30, 2024)

	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OFIGX	15.65	0.52
MSCI EAFE	11.54	5.69

1       Since the inception of the Fund on April 1, 2022.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Index is unmanaged and not available for investment.

Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,083,927	38	35%	$26,779

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)
Equities	95.8
Short-Term Investments	3.9
Other Assets less Liabilities	0.3

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Novo Nordisk A/S	5.9
Dollarama, Inc.	4.8
Hitachi Ltd.	4.8
SAP SE	4.5
Cadence Design Systems, Inc.	4.3
UniCredit SpA	4.2
Publicis Groupe SA	4.2
Rolls-Royce Hldgs. PLC	4.0
LVMH Moet Hennessy Louis Vuitton SE	3.7
Rheinmetall AG	3.4

Top Ten Industries (% of Net Assets)
Pharmaceuticals	10.4
Aerospace & Defense	10.0
Banks	9.4
Software	8.9
Insurance	5.1
Broadline Retail	4.8
Industrial Conglomerates	4.8
Oil, Gas & Consumable Fuels	4.3
Media	4.2
Automobiles	4.2

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

	Investor Class	Institutional Class

Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis Emerging Markets Fund	OBEMX	OIEMX
Oberweis International Opportunities Fund	OBIOX	OBIIX
Oberweis Focused International Growth Fund	—	OFIGX

SEMI-ANNUAL FINANCIAL STATEMENTS, FINANCIAL HIGHLIGHTS AND OTHER INFORMATION

(Form N-CSR, Items 7-11)

JUNE 30, 2024

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

June 30, 2024

		Shares	Value
Equities	96.8%

Automobile Components	0.9%
Gentherm, Inc.*		92,100	$4,542,372

Banks	2.6%
1st Source Corp.		63,900	3,426,318
Mercantile Bank Corp.		66,000	2,677,620
Preferred Bank		95,000	7,171,550
			13,275,488

Beverages	0.8%
The Vita Coco Co., Inc.*		141,500	3,940,775

Biotechnology	9.6%
ADMA Biologics, Inc.*		2,040,700	22,815,026
Ardelyx, Inc.*		371,800	2,755,038
CareDx, Inc.*		250,400	3,888,712
Catalyst Pharmaceuticals, Inc.*		458,400	7,100,616
Dynavax Technologies Corp.*		331,300	3,720,499
MannKind Corp.*		798,800	4,169,736
Veracyte, Inc.*		211,000	4,572,370
			49,021,997

Chemicals	0.8%
Hawkins, Inc.		44,000	4,004,000

Commercial Services & Supplies	4.0%
Aris Water Solutions, Inc.		195,200	3,058,784
CECO Environmental Corp.*		394,700	11,387,095
VSE Corp.		66,300	5,852,964
			20,298,843

Communications Equipment	2.5%
Applied Optoelectronics, Inc.*		865,915	7,178,435
Aviat Networks, Inc.*		199,307	5,718,118
			12,896,553

Construction & Engineering	4.9%
Limbach Hldgs., Inc.*		164,800	9,382,064
Matrix Service Co.*		211,075	2,095,975
Primoris Services Corp.		209,900	10,471,911
Sterling Construction Co., Inc.*		27,300	3,230,682
			25,180,632

Consumer Finance	1.4%
EZCORP, Inc.*		685,500	7,177,185

See accompanying notes to the financial statements.

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited) (continued)

June 30, 2024

		Shares	Value
Diversified Consumer Services	1.3%
OneSpaWorld Hldgs. Ltd.*		420,400	$6,461,548

Electrical Equipment	3.4%
American Superconductor Corp.*		634,400	14,838,616
Powell Industries, Inc.		16,800	2,409,120
			17,247,736

Electronic Equipment, Instruments & Components	0.7%
Arlo Technologies, Inc.*		273,400	3,565,136

Energy Equipment & Services	2.5%
Helix Energy Solutions Group, Inc.*		407,500	4,865,550
Precision Drilling Corp.*		59,700	4,199,298
RPC, Inc.		604,600	3,778,750
			12,843,598

Entertainment	1.2%
IMAX Corp.*		376,000	6,305,520

Ground Transportation	0.5%
Universal Logistics Hldgs., Inc.		62,200	2,524,698

Healthcare Equipment & Supplies	7.7%
Alphatec Hldgs., Inc.*		510,500	5,334,725
Artivion, Inc.*		282,400	7,243,560
Bioventus, Inc.*		380,914	2,190,256
LeMaitre Vascular, Inc.		89,200	7,339,376
RxSight, Inc.*		107,600	6,474,292
SI BONE, Inc.*		275,900	3,567,387
TransMedics Group, Inc.*		47,700	7,184,574
			39,334,170

Healthcare Providers & Services	2.1%
GeneDx Hldgs. Corp.*		122,000	3,189,080
PetIQ, Inc.*		340,700	7,515,842
			10,704,922

Hotels, Restaurants & Leisure	4.7%
BJ's Restaurants, Inc.*		72,600	2,519,220
Despegar.com Corp.*		253,100	3,348,513
Playa Hotels & Resorts NV*		772,500	6,481,275
Rush Street Interactive, Inc.*		971,900	9,320,521
Sweetgreen, Inc.*		73,801	2,224,362
			23,893,891

Household Durables	1.0%
M/I Homes, Inc.*		40,300	4,922,242

See accompanying notes to the financial statements.

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited) (continued)

June 30, 2024

		Shares	Value
Information Technology Services	0.6%
Backblaze, Inc.*		538,700	$3,318,392

Insurance	1.7%
Employers Hldgs., Inc.		92,500	3,943,275
Skyward Specialty Insurance Group, Inc.*		126,600	4,580,388
			8,523,663

Machinery	5.3%
Blue Bird Corp.*		299,100	16,106,535
Enerpac Tool Group Corp.*		77,300	2,951,314
Proto Labs, Inc.*		97,500	3,011,775
REV Group, Inc.		110,100	2,740,389
The Gorman-Rupp Corp.		68,900	2,529,319
			27,339,332

Media	0.5%
Magnite, Inc.*		200,000	2,658,000

Metals & Mining	0.4%
Universal Stainless & Alloy Products, Inc.*		80,900	2,215,042

Oil, Gas & Consumable Fuels	1.7%
Dorian LPG Ltd.		84,800	3,558,208
Vital Energy, Inc.*		113,900	5,104,998
			8,663,206

Paper & Forest Products	1.1%
Clearwater Paper Corp.*		112,200	5,438,334

Pharmaceuticals	2.8%
Amphastar Pharmaceuticals, Inc.*		91,100	3,644,000
ANI Pharmaceuticals, Inc.*		43,500	2,770,080
Evolus, Inc.*		514,900	5,586,665
Liquidia Corp.*		183,200	2,198,400
			14,199,145

Professional Services	3.3%
Huron Consulting Group, Inc.*		40,500	3,989,250
ICF International, Inc.		35,700	5,300,022
Upwork, Inc.*		469,200	5,043,900
Willdan Group, Inc.*		79,100	2,282,035
			16,615,207

Semiconductors & Semiconductor Equipment	18.7%
ACM Research, Inc.*		416,500	9,604,490
Aehr Test Systems*		534,400	5,969,248
Alpha & Omega Semiconductor Ltd.*		180,000	6,726,600
AXT, Inc.*		659,021	2,227,491
Camtek Ltd.		178,180	22,315,263
Navitas Semiconductor Corp.*		1,013,200	3,981,876
Photronics, Inc.*		266,000	6,562,220
Silicon Motion Technology Corp. ADS		106,900	8,657,831
Ultra Clean Hldgs., Inc.*		319,600	15,660,400
Veeco Instruments, Inc.*		291,900	13,634,649
			95,340,068

See accompanying notes to the financial statements.

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited) (continued)

June 30, 2024

		Shares	Value
Software	5.4%
AvePoint, Inc.*		296,300	$3,087,446
Cellebrite DI Ltd.*		603,600	7,213,020
OneSpan, Inc.*		370,700	4,752,374
Semrush Hldgs., Inc.*		159,200	2,131,688
Verint Systems, Inc.*		150,000	4,830,000
Weave Communications, Inc.*		609,400	5,496,788
			27,511,316

Specialty Retail	1.7%
Boot Barn Hldgs., Inc.*		69,400	8,947,742

Textiles, Apparel & Luxury Goods	0.4%
Oxford Industries, Inc.		23,400	2,343,510

Trading Co. & Distribution	0.6%
Transcat, Inc.*		29,100	3,482,688

Total Equities
(Cost: $392,630,958)			$494,736,951

Total Investments	96.8%
(Cost: $392,630,958)			$494,736,951

Other Assets Less Liabilities	3.2%		16,420,935

Net Assets - 100%			$511,157,886

*	Non-income producing security during the period ended June 30, 2024

ADS - American depositary share

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2024

		Shares	Value
Equities	96.8%

Aerospace & Defense	2.5%
AeroVironment, Inc.*		66,700	$12,150,072
Woodward, Inc.		81,600	14,229,408
			26,379,480

Banks	0.4%
First Merchants Corp.		123,400	4,107,986

Beverages	0.7%
Primo Water Corp.		323,500	7,071,710

Biotechnology	2.3%
Krystal Biotech, Inc.*		42,600	7,823,064
Myriad Genetics, Inc.*		360,700	8,822,722
Veracyte, Inc.*		331,100	7,174,937
			23,820,723

Building Products	3.1%
Gibraltar Industries, Inc.*		88,100	6,039,255
Janus International Group, Inc.*		560,900	7,084,167
The AZEK Co., Inc.*		304,800	12,841,224
Trex Co., Inc.*		89,500	6,633,740
			32,598,386

Chemicals	2.1%
Cabot Corp.		134,500	12,359,205
Quaker Chemical Corp.		54,400	9,231,680
			21,590,885

Commercial Services & Supplies	2.7%
Clean Harbors, Inc.*		85,100	19,245,365
MSA Safety, Inc.		51,000	9,572,190
			28,817,555

Construction & Engineering	0.7%
Comfort Systems USA, Inc.		24,100	7,329,292

Consumer Finance	0.8%
FirstCash Hldgs., Inc.		82,200	8,621,136

Consumer Staples Distribution & Retail	0.9%
Sprouts Farmers Market, Inc.*		108,500	9,077,110

Diversified Consumer Services	3.9%
Duolingo, Inc.*		27,500	5,738,425
Frontdoor, Inc.*		292,400	9,880,196
Grand Canyon Education, Inc.*		51,600	7,219,356
Strategic Education, Inc.		83,800	9,273,308
Stride, Inc.*		123,300	8,692,650
			40,803,935

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2024

		Shares	Value
Electrical Equipment	2.2%
NEXTracker, Inc.*		278,900	$13,074,832
Vertiv Hldgs. Co.		113,600	9,834,352
			22,909,184

Electronic Equipment, Instruments & Components	3.9%
Badger Meter, Inc.		51,200	9,541,120
Fabrinet*		27,900	6,829,641
Itron, Inc.*		152,400	15,081,504
OSI Systems, Inc.*		69,200	9,516,384
			40,968,649

Energy Equipment & Services	5.0%
Liberty Energy, Inc.		281,100	5,872,179
Tidewater, Inc.*		146,000	13,900,660
Weatherford International PLC*		264,400	32,375,780
			52,148,619

Healthcare Equipment & Supplies	9.2%
Alphatec Hldgs., Inc.*		587,400	6,138,330
Haemonetics Corp.*		155,100	12,831,423
Integer Hldgs. Corp.*		119,200	13,802,168
LivaNova PLC*		312,500	17,131,250
Merit Medical Systems, Inc.*		176,200	15,144,390
Tandem Diabetes Care, Inc.*		271,100	10,922,619
TransMedics Group, Inc.*		134,900	20,318,638
			96,288,818

Healthcare Providers & Services	5.7%
Addus HomeCare Corp.*		47,500	5,515,225
Encompass Health Corp.		280,000	24,021,200
HealthEquity, Inc.*		64,600	5,568,520
Hims & Hers Health, Inc.*		756,500	15,273,735
NeoGenomics, Inc.*		668,700	9,274,869
			59,653,549

Hotels, Restaurants & Leisure	2.1%
Dutch Bros, Inc.*		152,700	6,321,780
Light & Wonder, Inc.*		55,300	5,799,864
Wingstop, Inc.		24,400	10,312,904
			22,434,548

Household Durables	5.2%
Century Communities, Inc.		190,100	15,523,566
Installed Building Products, Inc.		55,700	11,456,376
SharkNinja, Inc.*		366,400	27,534,960
			54,514,902

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2024

		Shares	Value
Insurance	1.5%
Assurant, Inc.		61,900	$10,290,875
Oscar Health, Inc.*		369,000	5,837,580
			16,128,455

Machinery	6.8%
Esab Corp.		150,700	14,230,601
Federal Signal Corp.		155,200	12,985,584
Flowserve Corp.		332,400	15,988,440
Oshkosh Corp.		160,300	17,344,460
SPX Technologies, Inc.*		74,500	10,589,430
			71,138,515

Marine Transportation	0.5%
Kirby Corp.*		44,300	5,304,039

Metals & Mining	1.2%
ATI, Inc.*		88,700	4,918,415
Carpenter Technology Corp.		69,400	7,604,852
			12,523,267

Oil, Gas & Consumable Fuels	2.1%
International Seaways, Inc.		151,600	8,964,108
Magnolia Oil & Gas Corp.		263,500	6,677,090
Matador Resources Co.		111,100	6,621,560
			22,262,758

Passenger Airlines	2.1%
SkyWest, Inc.*		270,200	22,175,314

Personal Care Products	1.3%
elf Beauty, Inc.*		67,000	14,118,240

Professional Services	3.4%
ExlService Hldgs., Inc.*		181,000	5,676,160
ICF International, Inc.		76,200	11,312,652
Maximus, Inc.		110,600	9,478,420
Parsons Corp.*		114,600	9,375,426
			35,842,658

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2024

		Shares	Value
Semiconductors & Semiconductor Equipment	12.1%
Allegro MicroSystems, Inc.*		226,100	$6,385,064
Axcelis Technologies, Inc.*		72,500	10,308,775
Credo Technology Group Hldg. Ltd.*		733,200	23,418,408
FormFactor, Inc.*		284,000	17,190,520
Onto Innovation, Inc.*		115,500	25,359,180
Silicon Laboratories, Inc. ADS*		109,500	12,113,985
Silicon Motion Technology Corp.		170,400	13,800,696
Universal Display Corp.		90,100	18,943,525
			127,520,153

Software	8.8%
ACI Worldwide, Inc.*		412,662	16,337,289
Blackbaud, Inc.*		67,800	5,164,326
Clear Secure, Inc.		523,200	9,789,072
Informatica, Inc.*		379,800	11,728,224
LiveRamp Hldgs., Inc.*		462,400	14,306,656
Q2 Hldgs., Inc.*		71,900	4,337,727
SPS Commerce, Inc.*		31,800	5,983,488
Zeta Global Hldgs. Corp.*		1,404,500	24,789,425
			92,436,207

Specialty Retail	1.4%
Abercrombie & Fitch Co.*		90,700	16,130,088

Textiles, Apparel & Luxury Goods	2.2%
Crocs, Inc.*		115,600	16,870,664
Deckers Outdoor Corp.*		7,200	6,969,240
			23,839,904

Total Equities
(Cost: $864,874,043)			$1,018,556,065

Total Investments	96.8%
(Cost: $864,874,043)			$1,018,556,065

Other Assets Less Liabilities	3.2%		33,249,329

Net Assets - 100%			$1,051,805,394

*	Non-income producing security during the period ended June 30, 2024

ADS - American depositary share

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a

June 30, 2024

		Shares	Value
Equities	96.9%

Canada	1.5%
ATS Corp.*		25,000	$808,969

China	1.3%
American Superconductor Corp.*		30,000	701,700

Finland	1.7%
Kemira Oyj		38,000	925,262

France	0.9%
Sopra Steria Group SA		2,600	505,575

Germany	1.0%
Gerresheimer AG		5,000	537,287

India	2.6%
Federal Bank Ltd.*		320,000	678,864
TVS Motor Co. Ltd.		25,000	707,990
			1,386,854

Indonesia	1.2%
PT Sumber Alfaria Trijaya Tbk		3,899,900	654,945

Japan	9.4%
Asics Corp.		88,400	1,362,967
Daiwa Securities Group, Inc.		75,300	578,101
Fuji Electric Co. Ltd.		20,700	1,182,810
Santen Pharmaceutical Co. Ltd.		80,000	818,439
Yamazaki Baking Co. Ltd.		54,800	1,131,274
			5,073,591

Norway	3.8%
Kongsberg Gruppen ASA		10,000	814,332
Subsea 7 SA		67,300	1,262,966
			2,077,298

South Korea	1.6%
Park Systems Corp.*		6,300	850,238

Sweden	2.5%
Saab AB		57,200	1,374,222

Switzerland	2.3%
Accelleron Industries AG		31,600	1,237,672

Taiwan	1.4%
eMemory Technology, Inc.*		10,000	785,523

United Kingdom	11.0%
Ashtead Technology Hldgs. PLC		332,400	3,193,326
Cranswick PLC		16,500	927,095
Games Workshop Group PLC		6,200	835,046
Marks & Spencer Group PLC		272,200	984,166
			5,939,633

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a  (continued)

June 30, 2024

		Shares	Value
United States of America	54.7%
ACM Research, Inc.*		22,400	$516,544
AeroVironment, Inc.*		2,700	491,832
Alphatec Hldgs., Inc.*		125,800	1,314,610
Amphastar Pharmaceuticals, Inc.*		20,100	804,000
Aris Water Solutions, Inc.		30,000	470,100
Axcelis Technologies, Inc.*		5,029	715,074
Carpenter Technology Corp.*		5,000	547,900
Clean Harbors, Inc.*		7,900	1,786,585
Credo Technology Group Hldg. Ltd.*		43,000	1,373,420
Deckers Outdoor Corp.*		700	677,565
ELF Beauty, Inc.*		2,700	568,944
Flowserve Corp.		15,100	726,310
FormFactor, Inc.*		11,900	720,307
Hims & Hers Health, Inc.*		27,100	547,149
LeMaitre Vascular, Inc.		10,400	855,712
LiveRamp Hldgs., Inc.*		27,100	838,474
Merit Medical Systems, Inc.*		7,500	644,625
Onto Innovation, Inc.*		8,000	1,756,480
Oscar Health, Inc.*		35,600	563,192
Oshkosh Corp.		9,500	1,027,900
Parsons Corp.*		18,800	1,538,028
Q2 Hldgs., Inc.*		11,300	681,729
RxSight, Inc.*		17,000	1,022,890
SharkNinja, Inc.*		10,900	819,135
SkyWest, Inc.*		18,200	1,493,674
Sweetgreen, Inc.*		16,600	500,324
Tandem Diabetes Care, Inc.*		10,400	419,015
The Vita Coco Co., Inc.*		21,200	590,420
TransMedics Group, Inc.*		4,100	617,542
Universal Display Corp.		3,100	651,775
Veracyte, Inc.*		67,100	1,454,057
Weatherford International PLC*		13,300	1,628,585
Zeta Global Hldgs. Corp.*		74,600	1,316,690
			29,680,587

Total Equities
(Cost: $44,213,109)			$52,539,356

Total Investments	96.9%
(Cost: $44,213,109)			$52,539,356

Other Assets Less Liabilities	3.1%		1,658,310

Net Assets - 100%			$54,197,666

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

*	Non-income producing security during the period ended June 30, 2024

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a  (continued)

June 30, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Consumer Discretionary	9.0%
Consumer Staples	9.0%
Energy	5.3%
Financials	3.4%
Healthcare	16.7%
Industrials	31.1%
Information Technology	19.8%
Materials	2.6%

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) a

June 30, 2024

		Shares	Value
Equities	99.0%

Automobile Components	1.5%
Tong Yang Industry Co. Ltd.		190,000	$631,758

Automobiles	0.5%
BYD Co. Ltd.		7,500	222,740

Banks	1.7%
China Construction Bank Corp.*		1,000,000	739,215

Broadline Retail	8.6%
Alibaba Group Hldg. Ltd.		230,000	2,072,939
PDD Hldgs. ADS*		12,000	1,595,400
			3,668,339

Building Products	1.2%
Xinyi Glass Hldgs. Ltd.		480,000	525,658

Chemicals	1.5%
Nan Pao Resins Chemical Co. Ltd.		60,000	632,140

Commercial Services & Supplies	0.7%
TUHU Car, Inc.*		100,000	297,730

Containers & Packaging	0.4%
Taiwan Hon Chuan Enterprise Co. Ltd.*		30,000	158,573

Diversified Consumer Services	0.5%
New Oriental Education & Technology Group, Inc.*		30,000	230,582

Electrical Equipment	3.2%
Contemporary Amperex Technology Co. Ltd.		20,000	495,426
Ningbo Sanxing Medical Electric Co. Ltd.		90,000	433,520
Wasion Hldgs. Ltd.		500,000	437,893
			1,366,839

Electronic Equipment, Instruments & Components	7.0%
FIT Hon Teng Ltd.*		700,000	309,685
Hexing Electrical Co. Ltd.		95,000	612,275
Hon Hai Precision Industry Co. Ltd.*		200,000	1,316,785
Lens Technology Co. Ltd.*		100,000	250,543
Lotes Co. Ltd.*		10,000	501,253
			2,990,541

Entertainment	2.9%
NetEase, Inc.		5,000	95,479
Tencent Music Entertainment Group ADS		80,000	1,124,000
			1,219,479

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) a  (continued)

June 30, 2024

		Shares	Value
Ground Transportation	1.3%
DiDi Global, Inc. ADS*		130,000	$538,200

Hotels, Restaurants & Leisure	12.3%
MakeMyTrip Ltd.*		11,500	967,150
Meituan*		135,000	1,918,917
MGM China Hldgs. Ltd.		310,000	481,885
Trip.com Group Ltd.*		40,000	1,893,022
			5,260,974

Household Durables	4.1%
Beijing Roborock Technology Co. Ltd.*		13,060	704,201
Hisense Home Appliances Group Co. Ltd.		95,000	312,084
TCL Electronics Hldgs. Ltd.*		900,000	727,182
			1,743,467

Independent Power and Renewable Electricity Producers	1.5%
China Resources Power Hldgs. Co. Ltd.		210,000	643,406

Information Technology Services	1.0%
GDS Hldgs. Ltd.*		350,000	408,131

Insurance	3.2%
AIA Group Ltd.		95,000	642,742
China Pacific Insurance (Group) Co. Ltd.		300,000	730,048
			1,372,790

Interactive Media & Services	7.2%
Kanzhun Ltd. ADS*		24,000	451,440
Tencent Hldgs. Ltd.		55,000	2,609,201
			3,060,641

Machinery	2.1%
Haitian International Hldgs. Ltd.*		110,000	311,303
Zhuzhou CRRC Times Electric Co. Ltd.*		150,000	591,064
			902,367

Marine Transportation	0.9%
COSCO SHIPPING Hldgs. Co. Ltd.		220,000	383,988

Metals & Mining	5.2%
Aluminum Corp. of China Ltd.		1,150,000	783,268
CMOC Group Ltd.		702,000	640,620
Zijin Mining Group Co. Ltd.		380,000	800,656
			2,224,544

Oil, Gas & Consumable Fuels	5.6%
China Shenhua Energy Co. Ltd.		230,000	1,060,128
PetroChina Co. Ltd.		1,300,000	1,312,669
			2,372,797

Personal Care Products	1.0%
Giant Biogene Hldg. Co. Ltd.		75,000	438,779

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) a (continued)

June 30, 2024

		Shares	Value
Pharmaceuticals	1.5%
Hansoh Pharmaceutical Group Co. Ltd.		300,000	$628,136

Semiconductors & Semiconductor Equipment	13.9%
ASPEED Technology, Inc.		5,000	741,954
Cirrus Logic, Inc.*		1,000	127,660
Everlight Electronics Co. Ltd.*		250,000	588,445
Foxsemicon Integrated Technology, Inc.		70,000	664,437
MediaTek, Inc.		5,000	215,342
Micron Technology, Inc.*		3,000	394,590
Taiwan Semiconductor Manufacturing Co. Ltd. ADS		18,500	3,215,485
			5,947,913

Specialty Retail	2.3%
Pop Mart International Group Ltd.		200,000	975,434

Technology Hardware, Storage & Peripherals	5.2%
Asia Vital Components Co. Ltd.*		27,000	632,235
Lenovo Group Ltd.*		400,000	561,355
Wiwynn Corp.		9,000	728,887
Xiaomi Corp.*		160,000	336,350
			2,258,827

Water Utilities	1.0%
Beijing Enterprises Water Group Ltd.		1,550,000	476,050

Total Equities
(Cost: $37,601,703)			$42,320,038

Short-Term Investments	0.1%
Fidelity Investments Money Market Government Portfolio Class I 5.21%[b]		44,376	44,376

Total Short-Term Investments
(Cost: $44,376)			$44,376

Total Investments	99.1%
(Cost: $37,646,079)			$42,364,414

Other Assets Less Liabilities	0.9%		377,201

Net Assets - 100%			$42,741,615

[a]	Certain securities were fair valued under the discretion of the Board of Trustees
[b]	Annualized seven-day effective yield as of June 30, 2024

*	Non-income producing security during the period ended June 30, 2024

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	96.7%
India	2.3%

See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited) a

June 30, 2024

		Shares	Value
Equities	93.3%

Argentina	3.2%
Arcos Dorados Hldgs., Inc.		30,000	$270,000
Despegar.com Corp.*		22,500	297,675
			567,675

Brazil	7.7%
Embraer SA ADS*		10,300	265,740
GPS Participacoes e Empreendimentos SA		91,300	281,571
Petro Rio SA*		27,200	212,925
Santos Brasil Participacoes SA		131,100	320,122
VTEX*		42,200	306,372
			1,386,730

Chile	1.1%
Embotelladora Andina SA		66,700	188,820

China	7.3%
Chongqing Brewery Co. Ltd.		31,900	265,963
DPC Dash Ltd.*		36,000	296,475
Haitian International Hldgs. Ltd.		84,000	237,723
Jiangsu Hengli Hydraulic Co. Ltd.		24,500	156,966
Uni-President China Hldgs. Ltd.		390,000	356,085
			1,313,212

France	1.3%
Gaztransport & Technigaz SA		1,750	228,933

Greece	1.4%
Greek Organization of Football Prognostics SA		15,500	243,007

Hungary	1.6%
Richter Gedeon Nyrt		10,842	281,627

See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited) a  (continued)

June 30, 2024

		Shares	Value
India	22.9%
Aditya Vision Ltd.*		3,615	$192,874
Emudhra Ltd.		33,550	344,138
Federal Bank Ltd.*		194,700	413,046
Kaynes Technology India Ltd.*		5,800	267,786
KEI Industries Ltd.		6,798	360,080
MakeMyTrip Ltd.*		5,900	496,190
Medi Assist Healthcare Services Ltd.*		50,628	331,178
Oracle Financial Services Software Ltd.		3,103	367,187
PB Fintech Ltd.*		23,283	390,051
SAMHI Hotels Ltd.*		100,000	228,483
Senco Gold Ltd.*		18,300	251,455
TVS Motor Co. Ltd.		7,500	212,397
Varun Beverages Ltd.		12,236	238,635
			4,093,500

Indonesia	5.5%
PT Avia Avian Tbk		5,000,000	157,252
PT Cisarua Mountain Dairy Tbk		620,000	189,313
PT Sumber Alfaria Trijaya Tbk		2,027,500	340,496
PT United Tractors Tbk		223,400	299,538
			986,599

Mexico	5.6%
Alsea, S.A.B. de CV		88,300	306,963
BBB Foods, Inc.*		11,000	262,460
Prologis Property Mexico SA de CV		61,792	201,909
Regional SAB de CV		30,200	225,357
			996,689

Philippines	3.3%
International Container Terminal Services, Inc.		100,000	596,837

Poland	1.0%
Dino Polska SA*		1,700	171,307

South Africa	1.5%
Clicks Group Ltd.		14,080	267,999

South Korea	16.5%
Classys, Inc.		10,527	386,842
Doosan Corp.*		2,184	342,255
Hugel, Inc.*		1,500	251,110
KakaoBank Corp.*		15,406	225,948
KINX, Inc.		2,500	150,501
LEENO Industrial, Inc.		1,988	336,034
LIG Nex1 Co. Ltd.*		2,200	351,616
Park Systems Corp.		3,056	412,433
SK Square Co. Ltd.*		3,124	225,438
Tokai Carbon Korea Co. Ltd.		2,850	275,488
			2,957,665

See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited) a  (continued)

June 30, 2024

		Shares	Value
Sweden	2.3%
Medicover AB*		22,900	$410,945

Taiwan	9.6%
Airtac International Group*		5,000	151,762
Alchip Technologies Ltd.*		2,000	150,592
E Ink Hldgs., Inc.*		49,000	379,402
eMemory Technology, Inc.*		5,000	392,761
Ennoconn Corp.*		39,000	401,944
M31 Technology Corp.		6,960	241,877
			1,718,338

Thailand	0.8%
Mega Lifesciences PCL		145,300	151,096

United Kingdom	0.7%
WAG Payment Solutions PLC*		173,000	133,396

Total Equities
(Cost: $13,914,752)			$16,694,375

Short-Term Investments	6.9%
Fidelity Investments Money Market Government Portfolio Class I 5.21%[b]		1,241,679	1,241,679

Total Short-Term Investments
(Cost: $1,241,679)			$1,241,679

Total Investments	100.2%
(Cost: $15,156,431)			$17,936,054

Other Liabilities Less Assets	(0.2)%		(34,296)

Net Assets - 100%			$17,901,758

[a]	Certain securities were fair valued under the discretion of the Board of Trustees
[b]	Annualized seven-day effective yield as of June 30, 2024

*	Non-income producing security during the period ended June 30, 2024

ADS - American depositary share

See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited) a  (continued)

June 30, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.6%
Consumer Discretionary	15.6%
Consumer Staples	12.7%
Energy	4.1%
Financials	7.8%
Healthcare	10.1%
Industrials	20.3%
Information Technology	17.9%
Materials	1.0%
Real Estate	1.2%

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund
Schedule of Investments (unaudited) a

  June 30, 2024

		Shares	Value
Equities	98.8%

Australia	4.5%
GrainCorp Ltd.*		973,923	$5,742,507
JB Hi-Fi Ltd.		144,112	5,855,639
Nick Scali Ltd.		434,700	3,999,414
			15,597,560

Canada	10.1%
AtkinsRealis Group, Inc.		85,900	3,718,294
ATS Corp.*		118,175	3,823,995
Bird Construction, Inc.		187,434	3,674,424
CES Energy Solutions Corp.		472,200	2,657,657
Definity Financial Corp.		125,100	4,113,002
Element Fleet Management Corp.		308,300	5,608,937
Parex Resources, Inc.		251,615	4,031,431
Stantec, Inc.		84,000	7,032,030
			34,659,770

Denmark	2.3%
ALK-Abello A/S*		153,900	3,362,324
ROCKWOOL A/S*		11,061	4,483,900
			7,846,224

Finland	3.5%
Kemira Oyj*		136,600	3,326,074
Metso Corp.		469,868	4,993,694
Outokumpu Oyj		389,543	1,406,951
Wärtsilä Oyj*		122,300	2,370,810
			12,097,529

France	5.0%
Rexel SA		198,719	5,140,306
Sopra Steria Group SACA		28,900	5,619,660
Spie SA		181,500	6,575,478
			17,335,444

Germany	2.3%
CTS Eventim AG & Co.		94,151	7,837,602

Ireland	2.5%
Glanbia PLC		433,400	8,447,076

Italy	3.4%
Brunello Cucinelli SpA		53,900	5,379,258
De' Longhi SpA		201,300	6,298,245
			11,677,503

Japan	22.0%
ABC-Mart, Inc.		325,900	5,719,559
Asics Corp.		382,800	5,902,077
BayCurrent Consulting, Inc.*		106,300	2,151,991
Daiwa Securities Group, Inc.		978,000	7,508,407
Fuji Electric Co. Ltd.		96,600	5,519,781
Isetan Mitsukoshi Hldgs. Ltd.*		299,400	5,627,766
Organo Corp.		86,300	4,434,541
Ryohin Keikaku Co. Ltd.		278,500	4,634,783
Santen Pharmaceutical Co. Ltd.		867,500	8,874,952
Sumitomo Bakelite Co. Ltd.		163,300	4,797,891
Sundrug Co. Ltd.		136,200	3,436,306
The Japan Steel Works Ltd.*		77,800	2,072,237
Toyo Suisan Kaisha Ltd.		86,400	5,146,179
ULVAC, Inc.		62,700	4,121,615
Yamazaki Baking Co. Ltd.		273,800	5,652,241
			75,600,326

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund
Schedule of Investments (unaudited) a  (continued)

  June 30, 2024

		Shares	Value
Netherlands	4.1%
Arcadis NV		118,800	$7,517,414
Constellium SE*		358,039	6,749,035
			14,266,449

Norway	7.3%
Hoegh Autoliners ASA		194,200	2,298,084
Kongsberg Gruppen ASA		132,900	10,822,470
Storebrand ASA*		582,248	5,944,448
Subsea 7 SA		330,100	6,194,725
			25,259,727

Spain	3.5%
Banco de Sabadell SA*		2,458,300	4,745,746
Indra Sistemas SA*		349,000	7,166,273
			11,912,019

Sweden	5.7%
AAK AB		195,920	5,736,691
AddTech AB*		141,000	3,516,201
Munters Group AB*		47,100	887,069
Saab AB		393,200	9,446,572
			19,586,533

Switzerland	2.3%
Accelleron Industries AG		204,200	7,997,867

United Kingdom	20.3%
Ashtead Technology Hldgs. PLC		671,400	6,450,057
Cranswick PLC		97,100	5,455,815
Diploma PLC		108,600	5,676,550
Games Workshop Group PLC		41,250	5,555,751
Howden Joinery Group PLC		311,121	3,440,894
IMI PLC		233,516	5,188,831
Informa PLC		509,200	5,495,125
Intermediate Capital Group PLC		432,600	11,863,389
Keller Group PLC		222,900	3,460,008
Marks and Spencer Group PLC		2,279,200	8,240,672
Morgan Sindall Group PLC		99,271	3,181,980
Molten Ventures PLC*		710,000	3,284,793
Telecom Plus PLC*		100,500	2,240,041
			69,533,906

Total Equities
(Cost: $293,027,715)			$339,655,535

Short-Term Investments	0.6%
Fidelity Investments Money Market Government Portfolio Class I 5.21%[b]		2,201,577	2,201,577

Total Short-Term Investments
(Cost: $2,201,577)			$2,201,577

Total Investments	99.4%
(Cost: $295,229,292)			$341,857,112

Other Assets Less Liabilities	0.6%		2,022,993

Net Assets - 100%			$343,880,105

[a]	Certain securities were fair valued under the discretion of the Board of Trustees
[b]	Annualized seven-day effective yield as of June 30, 2024

*	Non-income producing security during the period ended June 30, 2024

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund
Schedule of Investments (unaudited) a (continued)

 June 30, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	3.9%
Consumer Discretionary	14.2%
Consumer Staples	13.9%
Energy	3.7%
Financials	10.9%
Healthcare	3.6%
Industrials	38.2%
Information Technology	4.9%
Materials	4.7%
Utilities	0.8%

See accompanying notes to the financial statements.

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) a

June 30, 2024

		Shares	Value
Equities	95.8%

Australia	1.9%
BHP Group Ltd.		4,600	$131,479

Canada	4.8%
Dollarama, Inc.		3,700	337,817

Denmark	5.9%
Novo Nordisk A/S		2,900	414,946

France	9.6%
LVMH Moet Hennessy Louis Vuitton SE		340	261,035
Publicis Groupe SA*		2,800	297,398
Schneider Electric SE		500	119,866
			678,299

Germany	10.0%
Münchener Rückversicherungs AG*		300	149,979
Rheinmetall AG		470	239,507
SAP SE		1,600	321,384
			710,870

Italy	5.6%
Ferrari NV		240	97,937
UniCredit SpA		8,100	299,733
			397,670

Japan	14.4%
Bridgestone Corp.		1,900	74,973
Hitachi Ltd.		15,000	337,745
Mitsubishi UFJ Financial Group, Inc.		10,600	114,395
Sony Group Corp.		1,600	136,354
Sumitomo Corp.		6,400	160,780
Toyota Motor Corp.		9,600	196,968
			1,021,215

Netherlands	3.8%
ASML Hldg. NV		165	168,154
ING Groep NV*		6,000	103,090
			271,244

Spain	2.3%
Industria de Diseno Textil SA		3,300	163,749

Sweden	6.0%
Alfa Laval AB*		2,500	109,479
EQT AB		7,100	208,153
Volvo AB		4,100	105,347
			422,979

Switzerland	7.3%
ABB Ltd.*		2,400	133,075
Novartis AG		800	85,173
Roche Hldg. AG		300	83,113
Zurich Insurance Group AG		400	213,067
			514,428

See accompanying notes to the financial statements.

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) a  (continued)

June 30, 2024

		Shares	Value
United Kingdom	20.0%
Anglo American PLC		3,200	$101,119
AstraZeneca PLC		1,000	155,628
BAE Systems PLC		11,000	183,218
BP PLC		20,400	122,820
CRH PLC		1,200	88,922
HSBC Hldgs. PLC		17,600	151,919
Rolls-Royce Hldgs. PLC*		49,600	284,854
Shell PLC		5,100	182,921
Unilever PLC		2,700	148,191
			1,419,592

United States of America	4.2%
Cadence Design Systems, Inc.*		1,000	307,750

Total Equities
(Cost: $5,741,522)			$6,792,038

Short-Term Investments	3.9%
Fidelity Investments Money Market Government Portfolio Class I 5.21%[b]		272,819	272,819

Total Short-Term Investments
(Cost: $272,819)			$272,819

Total Investments	99.7%
(Cost: $6,014,341)			$7,064,857

Other Assets Less Liabilities	0.3%		19,070

Net Assets - 100%			$7,083,927

[a]	Certain securities were fair valued under the discretion of the Board of Trustees
[b]	Annualized seven-day effective yield as of June 30, 2024

*	Non-income producing security during the period ended June 30, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	4.2%
Consumer Discretionary	17.9%
Consumer Staples	2.1%
Energy	4.3%
Financials	17.5%
Healthcare	10.4%
Industrials	23.6%
Information Technology	11.3%
Materials	4.5%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities (unaudited)

June 30, 2024

	Micro-Cap Fund	Small-Cap Opportunities Fund	Global Opportunities Fund
ASSETS
Investment securities at value[a]	$494,736,951	$1,018,556,065	$52,539,356
Cash	16,866,620	33,782,313	1,696,834
Dividends and interest receivable	77,887	272,689	46,977
Prepaid expenses	68,183	83,263	22,451
Total Assets	511,749,641	1,052,694,330	54,305,618
LIABILITIES
Payable to advisor (see note 3)	413,375	638,251	37,492
Payable to distributor	50,003	70,602	7,093
Accrued expenses	128,377	180,083	63,367
Total Liabilities	591,755	888,936	107,952
NET ASSETS	$511,157,886	$1,051,805,394	$54,197,666

NET ASSETS
Investor Class	$248,362,214	$351,829,801	$34,820,041
Institutional Class	262,795,672	699,975,593	19,377,625
Total	$511,157,886	$1,051,805,394	$54,197,666

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	5,998,265	13,839,166	1,228,952
Institutional Class	6,210,752	26,890,072	668,897
Total	12,209,017	40,729,238	1,897,849

NET ASSET VALUE
Investor Class, offering price and redemption price	$41.41	$25.42	$28.33
Institutional Class, offering price and redemption price	$42.31	$26.03	$28.97
ANALYSIS OF NET ASSETS
Capital	$399,049,008	$898,154,189	$48,457,777
Accumulated earnings (losses)	112,108,878	153,651,205	5,739,889
Net assets	$511,157,886	$1,051,805,394	$54,197,666

[a] Investment securities at cost	$392,630,958	$864,874,043	$44,213,109

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities (unaudited)

June 30, 2024 (continued)

	China Opportunities Fund	Emerging Markets Fund
ASSETS
Investment securities at value[a]	$42,364,414	$17,936,054
Cash	$192,609	104,131
Foreign currency [b]	5	9,008
Receivable from securities sold	553,575	-
Dividends and interest receivable	431,118	15,744
Prepaid expenses	17,249	22,643
Total Assets	43,558,970	18,087,580

LIABILITIES
Payable for securities purchased	713,913	-
Deferred foreign capital gains tax liability (see note 2)	-	149,004
Payable to advisor (see note 3)	45,004	3,644
Payable to distributor	7,344	1,113
Accrued expenses	51,094	32,061
Total Liabilities	817,355	185,822
NET ASSETS	$42,741,615	$17,901,758

NET ASSETS
Investor Class	$34,853,702	$5,383,180
Institutional Class	7,887,913	12,518,578
Total	$42,741,615	$17,901,758

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	5,024,063	462,624
Institutional Class	1,116,615	1,061,726
Total	6,140,678	1,524,350

NET ASSET VALUE
Investor Class, offering price and redemption price	$6.94	$11.64
Institutional Class, offering price and redemption price	$7.06	$11.79

ANALYSIS OF NET ASSETS
Capital	$66,111,399	$16,682,010
Accumulated earnings (losses)	(23,369,784)	1,219,748
Net assets	$42,741,615	$17,901,758

[a] Investment securities at cost	$37,646,079	$15,156,431
[b] Foreign currency at cost	$5	$8,992

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities (unaudited)

June 30, 2024 (continued)

	International Opportunities Fund	Focused International Growth Fund
ASSETS
Investment securities at value[a]	$341,857,112	$7,064,857
Cash	-	108
Foreign currency [b]	127,757	1,411
Receivable from securities sold	322,515	-
Dividends and interest receivable	2,886,206	19,362
Due from Advisor	-	3,424
Prepaid expenses	43,060	12,330
Total Assets	345,236,650	7,101,492

LIABILITIES
Payable to custodian	949,215	-
Payable to advisor (see note 3)	266,464	-
Payable to distributor	21,228	-
Accrued expenses	119,638	17,565
Total Liabilities	1,356,545	17,565
NET ASSETS	$343,880,105	$7,083,927

NET ASSETS
Investor Class	$100,405,287	$-
Institutional Class	243,474,818	7,083,927
Total	$343,880,105	$7,083,927

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	5,497,242	-
Institutional Class	27,303,779	719,299
Total	32,801,021	719,299

NET ASSET VALUE
Investor Class, offering price and redemption price	$18.26	$-
Institutional Class, offering price and redemption price	$8.92	$9.85

ANALYSIS OF NET ASSETS
Capital	$320,575,620	$7,523,066
Accumulated earnings (losses)	23,304,485	(439,139)
Net assets	$343,880,105	$7,083,927

[a] Investment securities at cost	$295,229,292	$6,014,341
[b] Foreign currency at cost	$127,731	$1,411

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations (unaudited)

Period Ended June 30, 2024

	Micro-Cap Fund	Small-Cap Opportunities Fund
INVESTMENT INCOME
Dividends[a]	$1,461,503	$2,168,699
Interest	259,830	934,721
Total investment income	1,721,333	3,103,420
EXPENSES
Investment advisory fees (see note 3)	1,399,868	1,576,977
Management fees (see note 3)	933,245	1,576,977
Distribution fees and shareholder services (see note 3)	288,546	389,023
Transfer agent fees and expenses	300,069	560,700
Custodian fees and expenses	19,197	15,413
Accounting services fees	75,113	120,207
Other	165,042	227,837
Total expenses before reimbursed expenses	3,181,080	4,467,134
Expense reimbursement (see note 3)	-	(135,622)
Total expenses	3,181,080	4,331,512
NET INVESTMENT INCOME (LOSS)	(1,459,747)	(1,228,092)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	26,108,656	17,346,988
Change in net unrealized appreciation/depreciation on investments	22,113,030	94,510,926
Net realized /unrealized gains (losses) on investments	48,221,686	111,857,914
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,761,939	$110,629,822

[a]	Dividends are net of foreign withholding tax of $47,664 and $8,735 for the Micro-Cap Fund and Small-Cap Opportunities Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations (unaudited)

Period Ended June 30, 2024 (continued)

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
INVESTMENT INCOME
Dividends[a]	$199,208	$660,207	$197,488
Interest	40,862	2,241	38,631
Total investment income	240,070	662,448	236,119
EXPENSES
Investment advisory fees (see note 3)	119,976	273,837	111,817
Management fees (see note 3)	107,544	-	-
Distribution fees and shareholder services (see note 3)	43,043	44,524	6,745
Transfer agent fees and expenses	30,799	49,524	17,796
Custodian fees and expenses	15,769	45,719	29,880
Accounting services fees	17,014	16,746	13,384
Federal and state registration fees	16,604	17,845	17,384
Audit fees	11,610	11,610	11,610
Other	15,424	13,778	7,609
Total expenses before reimbursed expenses	377,783	473,583	216,225
Expense reimbursement (see note 3)	-	-	(75,670)
Total Expenses	377,783	473,583	140,555
NET INVESTMENT INCOME (LOSS)	(137,713)	188,865	95,564

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	5,214,903	2,267,798	(156,158)
Net realized foreign capital gains tax	-	-	(54,560)
Net realized gains (losses) on foreign currency transactions	(6,832)	(9,467)	4,669
Net realized gains (losses) on investments and foreign currency transactions	5,208,071	2,258,331	(206,049)
Change in net deferred foreign capital gains taxes on unrealized appreciation/depreciation	-	-	(10,254)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,019,817)	(19,313)	358,996
Net realized /unrealized gains (losses) on investments and foreign currencies	3,188,254	2,239,018	142,693
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,050,541	$2,427,883	$238,257

[a]	Dividends are net of foreign withholding tax of $0, $67,667, and $24,120 for the Global Opportunities Fund, China Opportunities Fund, and Emerging Markets Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations (unaudited)
Period Ended June 30, 2024 (continued)

	International Opportunities Fund	Focused International Growth Fund
INVESTMENT INCOME
Dividends[a]	$4,621,990	$102,720
Interest	243,218	5,946
Total investment income	4,865,208	108,666
EXPENSES
Investment advisory fees (see note 3)	1,772,355	26,779
Distribution fees and shareholder services (see note 3)	131,894	-
Transfer agent fees and expenses	124,132	7,846
Custodian fees and expenses	92,142	8,730
Accounting services fees	62,564	9,840
Federal and state registration fees	23,611	9,566
Audit fees	6,558	10,920
Shareholder reporting fees	21,614	3,866
Other	57,703	1,072
Total expenses before reimbursed expenses	2,292,573	78,619
Expense reimbursement (see note 3)	(211,085)	(46,821)
Total Expenses	2,081,488	31,798
NET INVESTMENT INCOME (LOSS)	2,783,720	76,868

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	24,541,440	54,495
Net realized gains (losses) on foreign currency transactions	52,484	66
Net realized gains (losses) on investments and foreign currency transactions	24,593,924	54,561
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(11,023,226)	643,419
Net realized /unrealized gains (losses) on investments and foreign currencies	13,570,698	697,980
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,354,418	$774,848

[a]	Dividends are net of foreign withholding tax of $526,497 and $12,637 for the International Opportunities Fund and Focused International Growth Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets

	Micro-Cap Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)
FROM OPERATIONS
Net investment income (loss)	$(1,459,747)	$(2,285,207)
Net realized gains (losses) on investment transactions	26,108,656	(9,801,366)
Change in net unrealized appreciation/depreciation on investments	22,113,030	54,974,894
Net increase (decrease) in net assets resulting from operations	46,761,939	42,888,321
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	51,160,100	207,644,309
Redemption of shares (see note 5)	(61,456,876)	(90,293,510)
Net increase (decrease) from investor class share transactions	(10,296,776)	117,350,799
Institutional Class
Proceeds from sale of shares	68,501,338	157,187,271
Redemption of shares (see note 5)	(49,497,962)	(30,799,949)
Net increase (decrease) from institutional class share transactions	19,003,376	126,387,322

Redemption fees (see note 5)	22,387	252,670

Net increase (decrease) in net assets resulting from capital share transactions	8,728,987	243,990,791
Total increase (decrease) in net assets	55,490,926	286,879,112
NET ASSETS
Beginning of period	455,666,960	168,787,848
End of period	$511,157,886	$455,666,960

TRANSACTIONS IN SHARES
Investor Class
Shares sold	1,339,269	5,864,271
Less shares redeemed	(1,621,703)	(2,626,967)
Net increase (decrease) from investor class share transactions	(282,434)	3,237,304
Institutional Class
Shares sold	1,768,283	4,352,900
Less shares redeemed	(1,273,786)	(887,721)
Net increase (decrease) from institutional class share transactions	494,497	3,465,179
Net increase (decrease) from capital share transactions	212,063	6,702,483

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)
FROM OPERATIONS
Net investment income (loss)	$(1,228,092)	$(942,425)
Net realized gains (losses) on investment transactions	17,346,988	(11,253,721)
Change in net unrealized appreciation/depreciation on investments	94,510,926	51,758,863
Net increase (decrease) in net assets resulting from operations	110,629,822	39,562,717
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	86,478,944	229,643,648
Redemption of shares (see note 5)	(64,851,714)	(60,406,159)
Net increase (decrease) from investor class share transactions	21,627,230	169,237,489
Institutional Class
Proceeds from sale of shares	463,928,722	210,847,049
Redemption of shares (see note 5)	(61,726,645)	(59,315,051)
Net increase (decrease) from institutional class share transactions	402,202,077	151,531,998

Redemption fees (see note 5)	15,729	111,978

Net increase (decrease) in net assets resulting from capital share transactions	423,845,036	320,881,465
Total increase (decrease) in net assets	534,474,858	360,444,182
NET ASSETS
Beginning of period	517,330,536	156,886,354
End of period	$1,051,805,394	$517,330,536

TRANSACTIONS IN SHARES
Investor Class
Shares sold	3,673,456	10,943,015
Less shares redeemed	(2,792,039)	(2,912,130)
Net increase (decrease) from investor class share transactions	881,417	8,030,885
Institutional Class
Shares sold	19,226,314	9,826,318
Less shares redeemed	(2,535,117)	(2,849,065)
Net increase (decrease) from institutional class share transactions	16,691,197	6,977,253
Net increase (decrease) from capital share transactions	17,572,614	15,008,138

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	Global Opportunities Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)
FROM OPERATIONS
Net investment income (loss)	$(137,713)	$(313,528)
Net realized gains (losses) on investment and foreign currency transactions	5,208,071	(1,622,712)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(2,019,817)	5,401,625
Net increase (decrease) in net assets resulting from operations	3,050,541	3,465,385
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	513,444	3,004,980
Redemption of shares (see note 5)	(2,073,340)	(5,687,410)
Net increase (decrease) from investor class share transactions	(1,559,896)	(2,682,430)
Institutional Class
Proceeds from sale of shares	558,397	2,756,431
Redemption of shares (see note 5)	(1,037,013)	(2,161,143)
Net increase (decrease) from institutional class share transactions	(478,616)	595,288

Redemption fees (see note 5)	-	2,774

Net increase (decrease) in net assets resulting from capital share transactions	(2,038,512)	(2,084,368)
Total increase (decrease) in net assets	1,012,029	1,381,017
NET ASSETS
Beginning of period	53,185,637	51,804,620
End of period	$54,197,666	$53,185,637

TRANSACTIONS IN SHARES
Investor Class
Shares sold	18,643	114,054
Less shares redeemed	(75,291)	(217,693)
Net increase (decrease) from investor class share transactions	(56,648)	(103,639)
Institutional Class
Shares sold	19,814	107,429
Less shares redeemed	(36,643)	(78,385)
Net increase (decrease) from institutional class share transactions	(16,829)	29,044
Net increase (decrease) from capital share transactions	(73,477)	(74,595)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)
FROM OPERATIONS
Net investment income (loss)	$188,865	$(173,464)
Net realized gains (losses) on investment and foreign currency transactions	2,258,331	(4,817,123)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(19,313)	244,532
Net increase (decrease) in net assets resulting from operations	2,427,883	(4,746,055)
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	-	(166,696)
Institutional Class	-	(65,061)
Net decrease in net assets from distributions	-	(231,757)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,270,218	1,955,345
Proceeds from reinvestment of distributions	-	157,108
Redemption of shares (see note 5)	(4,808,820)	(7,854,130)
Net increase (decrease) from investor class share transactions	(3,538,602)	(5,741,677)
Institutional Class
Proceeds from sale of shares	153,437	3,541,034
Proceeds from reinvestment of distributions	-	56,328
Redemption of shares (see note 5)	(1,576,763)	(3,974,020)
Net increase (decrease) from institutional class share transactions	(1,423,326)	(376,658)

Redemption fees (see note 5)	2,202	53,383

Net increase (decrease) in net assets resulting from capital share transactions	(4,959,726)	(6,064,952)
Total increase (decrease) in net assets	(2,531,843)	(11,042,764)
NET ASSETS
Beginning of period	45,273,458	56,316,222
End of period	$42,741,615	$45,273,458

TRANSACTIONS IN SHARES
Investor Class
Shares sold	185,297	269,114
Shares issued in reinvestment of distributions	-	24,096
Less shares redeemed	(710,055)	(1,155,338)
Net increase (decrease) from investor class share transactions	(524,758)	(862,128)
Institutional Class
Shares sold	22,974	464,835
Shares issued in reinvestment of distributions	-	8,483
Less shares redeemed	(238,221)	(588,147)
Net increase (decrease) from institutional class share transactions	(215,247)	(114,829)
Net increase (decrease) from capital share transactions	(740,005)	(976,957)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Markets Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)
FROM OPERATIONS
Net investment income (loss)	$95,564	$60,227
Net realized gains (losses) on investment and foreign currency transactions	(206,049)	(36,976)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	348,742	1,946,796
Net increase (decrease) in net assets resulting from operations	238,257	1,970,047
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	-	(16,879)
Institutional Class	-	(91,113)
Net decrease in net assets from distributions	-	(107,992)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	315,097	4,572,037
Proceeds from reinvestment of distributions	-	16,296
Redemption of shares (see note 5)	(349,329)	(1,093,083)
Net increase (decrease) from investor class share transactions	(34,232)	3,495,250
Institutional Class
Proceeds from sale of shares	232,281	2,865,406
Proceeds from reinvestment of distributions	-	73,686
Redemption of shares (see note 5)	(743,288)	(2,683,559)
Net increase (decrease) from institutional class share transactions	(511,007)	255,533

Redemption fees (see note 5)	520	4,906

Net increase (decrease) in net assets resulting from capital share transactions	(544,719)	3,755,689
Total increase (decrease) in net assets	(306,462)	5,617,744
NET ASSETS
Beginning of period	18,208,220	12,590,476
End of period	$17,901,758	$18,208,220

TRANSACTIONS IN SHARES
Investor Class
Shares sold	27,417	408,051
Shares issued in reinvestment of distributions	-	1,421
Less shares redeemed	(30,235)	(101,156)
Net increase (decrease) from investor class share transactions	(2,818)	308,316
Institutional Class
Shares sold	19,760	257,783
Shares issued in reinvestment of distributions	-	6,347
Less shares redeemed	(64,303)	(241,790)
Net increase (decrease) from institutional class share transactions	(44,543)	22,340
Net increase (decrease) from capital share transactions	(47,361)	330,656

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)
FROM OPERATIONS
Net investment income (loss)	$2,783,720	$888,651
Net realized gains (losses) on investments and foreign currency transactions	24,593,924	(7,213,632)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(11,023,226)	14,163,705
Net increase (decrease) in net assets resulting from operations	16,354,418	7,838,724
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	-	(498,938)
Institutional Class	-	-
Net decrease in net assets from distributions	-	(498,938)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	3,209,374	8,485,120
Proceeds from reinvestment of distributions	-	462,812
Redemption of shares (see note 5)	(22,521,685)	(44,489,802)
Net increase (decrease) from investor class share transactions	(19,312,311)	(35,541,870)
Institutional Class
Proceeds from sale of shares	18,215,478	93,803
Capital from merger (see note 7)	-	277,163,154
Redemption of shares (see note 5)	(65,144,453)	(518,947)
Net increase (decrease) from institutional class share transactions	(46,928,975)	276,738,010

Redemption fees (see note 5)	246,518	14,585

Net increase (decrease) in net assets resulting from capital share transactions	(65,994,768)	241,210,725
Total increase (decrease) in net assets	(49,640,350)	248,550,511
NET ASSETS
Beginning of period	393,520,455	144,969,944
End of period	$343,880,105	$393,520,455

TRANSACTIONS IN SHARES
Investor Class
Shares sold	180,930	495,626
Shares issued in reinvestment of distributions	-	27,033
Less shares redeemed	(1,267,472)	(2,631,001)
Net increase (decrease) from investor class share transactions	(1,086,542)	(2,108,342)
Institutional Class
Shares sold	2,071,767	11,074
Shares issued in connection with merger	-	32,868,556
Less shares redeemed	(7,587,261)	(60,357)
Net increase (decrease) from investor class share transactions	(5,515,494)	32,819,273
Net increase (decrease) from capital share transactions	(6,602,036)	30,710,931

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Focused International Growth Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)
FROM OPERATIONS
Net investment income (loss)	$76,868	$85,525
Net realized gains (losses) on investments and foreign currency transactions	54,561	(236,086)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	643,419	985,831
Net increase (decrease) in net assets resulting from operations	774,848	835,270
FROM DISTRIBUTIONS
Distributions to shareholders	-	(85,865)
Net decrease in net assets from distributions	-	(85,865)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	279,133	466,240
Proceeds from reinvestment of distributions	-	53,291
Redemption of shares (see note 5)	(2,000)	(314,106)
Net increase (decrease) from capital share transactions	277,133	205,425
Total increase (decrease) in net assets	1,051,981	954,830
NET ASSETS
Beginning of period	6,031,946	5,077,116
End of period	$7,083,927	$6,031,946

TRANSACTIONS IN SHARES
Shares sold	31,354	54,078
Shares issued in reinvestment of distributions	-	6,098
Less shares redeemed	(207)	(37,419)
Net increase (decrease) from capital share transactions	31,147	22,757

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2024 (unaudited)

1. Description of Organization

Description of business. The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of seven Funds: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis Emerging Markets Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis Emerging Markets Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair value measurements. In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

-Level 1— Quoted prices in active markets for identical securities.

-Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

-Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2024 (unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2024:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$494,736,951	$1,018,556,065

Total Level 1	494,736,951	1,018,556,065
Level 2	-	-
Level 3	-	-
Total Investments	$494,736,951	$1,018,556,065

	Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund
Level 1 - Equities
Total Asia	$1,356,645	$9,757,450	$-
Total Europe	4,120,421	-	33,846,784
Total North America	30,489,556	-	34,659,770
Total South America	-	-	-
Total Short-Term Investments	-	44,376	2,201,577
Total Level 1	35,966,622	9,801,826	70,708,131
Level 2 – Equities/Rights
Total Asia	8,096,206	32,562,588	75,600,326
Total Australia	-	-	15,597,560
Total Europe	8,476,528	-	179,951,095
Total Level 2	16,572,734	32,562,588	271,148,981
Level 3	-	-	-
Total Investments	$52,539,356	$42,364,414	$341,857,112

	Emerging Markets Fund	Focused International Growth Fund
Level 1 - Equities
Total Asia	$2,680,663	$-
Total Europe	658,030	-
Total North America	996,689	645,567
Total South America	2,143,225	-
Total Short-Term Investments	1,241,679	272,819
Total Level 1	7,720,286	918,386
Level 2 - Equities
Total Asia	9,136,584	1,021,215
Total Australia	-	131,479
Total Africa	267,999	-
Total Europe	811,185	4,993,777
Total Level 2	10,215,768	6,146,471
Level 3	-	-
Total Investments	$17,936,054	$7,064,857

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2024 (unaudited) (continued)

The Funds’ assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign currency transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks associated with foreign securities and currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Foreign Taxation. The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Fund expense allocations. The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal income taxes and dividends to shareholders. It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2024. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Dividends and Distributions to Shareholders. The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

As of June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2024 (unaudited) (continued)

For the year ended December 31, 2023, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (‘‘PFIC’’) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated earnings (loss) as follows:

	Increases/(Decreases)
		Accumulated
	Capital	Earnings (Loss)
Micro-Cap Fund	$(2,285,206)	$2,285,206
Small-Cap Opportunities Fund	(1,036,505)	1,036,505
Global Opportunities Fund	(202,027)	202,027
China Opportunities Fund	(2)	2
Emerging Markets Fund	(125,895)	125,895
International Opportunities Fund	193,540,270	(193,540,270)
Focused International Growth Fund	-	-

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

	Distributions	Distributions
	Paid from	Paid from	Total
	Ordinary	Net Long-Term	Distributions
	Income	Capital Gains	Paid
Micro-Cap Fund	$-	$-	$-
Small-Cap Opportunities Fund	-	-	-
Global Opportunities Fund	-	-	-
China Opportunities Fund	231,757	-	231,757
Emerging Markets Fund	107,992	-	107,992
International Opportunities Fund	498,938	-	498,938
Focused International Growth Fund	85,865	-	85,865

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

	Distributions	Distributions
	Paid from	Paid from	Total
	Ordinary	Net Long-Term	Distributions
	Income	Capital Gains	Paid
Micro-Cap Fund	$-	$2,280,457	$2,280,457
Small-Cap Opportunities Fund	-	264,969	264,969
Global Opportunities Fund	-	1,327,408	1,327,408
China Opportunities Fund	-	670,587	670,587
Emerging Markets Fund	-	337,447	337,447
International Opportunities Fund	-	-	-
Focused International Growth Fund	63,069	-	63,069

As of December 31, 2023, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

		Not Subject to Expiration
	Short-Term	Long-Term	Total
Micro-Cap Fund	$11,637,484	$-	$11,637,484
Small-Cap Opportunities Fund	14,718,772	-	14,718,772
Global Opportunities Fund	7,320,584	-	7,320,584
China Opportunities Fund	28,587,727	817,627	29,405,354
Emerging Markets Fund	777,781	318,491	1,096,272
International Opportunities Fund	227,694,842	11,658,325	239,353,167
Focused International Growth Fund	1,535,961	59,304	1,595,265

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. Some of the capital loss carryovers from merger may have limitations in the future years. During the year ended December 31, 2023, the Emerging Markets Fund utilized $72,724 of capital loss carryover.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2024 (unaudited) (continued)

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2023, Post October capital losses treated arising on January 1, 2024 was as follows:

	Short-Term	Long-Term
Micro-Cap Fund	$-	$-
Small-Cap Opportunities Fund	-	-
Global Opportunities Fund	-	-
China Opportunities Fund	-	-
Emerging Markets Fund	-	-
International Opportunities Fund	-	-
Focused International Growth Fund	-	-

As of December 31, 2023 the components of accumulated earnings (deficit) on a tax basis were as follows:

					Unrealized
					Appreciation / (Depreciation)
	Undistributed ordinary	Undistributed long-term	Accumulated capital and	Unrealized Appreciation	foreign currency translations and
	income (deficit)	capital gains	other losses	on investments	India sales tax
Micro-Cap Fund	$-	$-	$(11,637,484)	$79,269,627	$-
Small-Cap Opportunities Fund	-	-	(14,718,772)	58,776,660	-
Global Opportunities Fund		-	(7,320,584)	10,212,109	(150)
China Opportunities Fund	466,784	-	(29,405,354)	3,142,149	(1,245)
Emerging Markets Fund	-	-	(1,096,272)	2,341,862	(138,204)
International Opportunities Fund	1,886,552	-	(239,353,167)	50,869,021	7,391
Focused International Growth Fund	709	-	(1,595,265)	380,106	464

Accumulated capital and other losses consists of timing differences related to wash sales and capital loss carryforwards.

As of December 31, 2023 the cost of investments for federal income tax purposes are as follows:

	Cost of
	Investments	Gross	Gross	Net
	for Federal	Unrealized	Unrealized	Unrealized
	Tax Purposes	Appreciation	(Depreciation)	Appreciation
Micro-Cap Fund	$364,050,668	$91,062,827	$(11,793,198)	$79,269,629
Small-Cap Opportunities Fund	437,350,804	69,652,117	(10,875,457)	$58,776,660
Global Opportunities Fund	40,148,870	11,870,983	(1,658,874)	$10,212,109
China Opportunities Fund	42,069,835	6,694,018	(3,551,869)	$3,142,149
Emerging Markets Fund	14,021,650	3,161,096	(819,234)	$2,341,862
International Opportunities Fund	337,241,692	60,959,711	(10,090,690)	$50,869,021
Focused International Growth	5,662,933	584,173	(204,067)	$380,106

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2024 (unaudited) (continued)

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2024, open Federal tax years include the tax years ended 2020 through 2024. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Small-Cap Opportunities Funds and Global Opportunities Fund and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. For investment advisory and management services, the China Opportunities Fund, the Emerging Markets Fund, the International Opportunities Fund and the Focused International Growth Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25%, 1.25%, 1.00% and .80% of average daily net assets, respectively. For the period ended June 30, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund incurred investment advisory fees totaling $1,399,868, $1,576,977 and $119,976, respectively. For the period ended June 30, 2024, the China Opportunities Fund, the Emerging Markets Fund, The International Opportunities Fund and the Focused International Growth Fund incurred investment advisory fees totaling $273,837, $111,817, $1,772,355 and $26,779, respectively.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund, each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund, and Global Opportunities Fund incurred management fees totaling $933,245, $1,576,977, and $107,544, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one period the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.25%, 2.24%, 1.75% and 1.35% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and the Global Opportunities Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund, Emerging Markets Fund, International Opportunities Fund and Focused International Growth Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.00%, 1.99%, 1.50%, 1.10% and 0.95% expressed as a percentage of the Funds’ average daily net assets, respectively. For the period ended June 30, 2024 OAM reimbursed the Small-Cap Opportunities Fund, the Emerging Markets Fund, the International Opportunities Fund and the Focused International Growth Fund in the amount of $135,622, $75,670, $211,085, and $46,821, respectively.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2024 (unaudited) (continued)

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2024, the Trust made no direct payments to its officers and paid $87,500 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the period ended June 30, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund incurred distribution fees totaling $288,546, $389,023, $43,043, $44,524, $6,745, and $131,894, respectively.

Affiliated Commissions. For the period ended June 30, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2024, other than money market investments, aggregated $146,593,715 and $143,284,699, respectively, for the Micro-Cap Fund, $639,786,532 and $229,208,900, respectively, for the Small-Cap Opportunities Fund, $31,577,734 and $32,621,044, respectively, for the Global Opportunities Fund, $34,247,512 and $39,386,705, respectively, for the China Opportunities Fund, $9,195,437 and $9,055,921, respectively, for the Emerging Markets Fund, $179,698,512,and $241,742,374, respectively, for the International Opportunities Fund, $2,432,590 and $2,291,542, respectively for the Focused International Growth Fund. The China Opportunities Fund, International Opportunities Fund, Emerging Markets Fund, and Focused International Growth Fund did hold a money market fund that held government securities during the period ended June 30, 2024.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the period ended June 30, 2024.

5. Redemption fee

The Funds are designed for long-term investors. To discourage market timers and short-term and excessive trading, redemptions of the shares of China Opportunities Fund, Emerging Markets Fund, International Opportunities Fund and Focused International Growth Fund within 90 days of purchase will be subject to a 2.00% redemption fee. The redemption fee is deducted from the redemption proceeds and is retained by the Fund. The redemption fee also applies to exchanges within 90 days of purchase.

Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund and Oberweis Global Opportunities Funds were subject to 1% redemption fees for the period January 01,2024 through February 14, 2024.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, Emerging Markets Fund, International Opportunities Fund and Focused International Growth Fund were $22,387, $15,729, $0, $2,202, $520, $246,518 and $0, respectively, for the period ended June 30, 2024, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, Emerging Markets Fund, International Opportunities Fund and Focused International Growth Fund did not receive any earnings credits. During the period ended June 30, 2024, the Micro-Cap Fund, Small Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, Emerging Markets Fund, International Opportunities Fund, and Focused International Growth Fund incurred interest charges of $3,247, $0, $188, $6,570, $84, $305 and $3 respectively, which is included in custodian fees and expenses in the Statements of Operations.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2024 (unaudited) (continued)

7. Fund Merger

At a meeting held on October 2, 2023, the Oberweis Funds’ Board of Trustees considered a proposal for the reorganization of the Oberweis International Opportunities Fund (the “Acquiring Fund”) and the Oberweis International Institutional Fund (the “Acquired Fund”) into one Fund “ The Oberweis International Opportunities Fund” with two share classes, Investor and Institutional.

The Board of Trustees of the Oberweis Funds determined that the reorganization was in the best interest of the Oberweis International Opportunities Institutional Fund shareholders and approved an Agreement and Plan of Reorganization, which was subsequently approved by the Oberweis Funds’ Board of Trustees on October 2, 2023. The transfer of shareholder assets under the reorganization was tax-free, meaning that neither the shareholders of the Oberweis International Opportunities Fund nor the Oberweis International Opportunities Institutional Fund realized any gains or losses for federal income tax purposes as a result of the transaction. The Reorganization occurred following the close of business on December 22, 2023, whereby the assets and the stated liabilities were transferred to the corresponding Acquiring Fund.

Acquired Fund	Security Shares at Cost	Unrealized Appreciation/ (Depreciation) on Investments	Market Value of Investments	Net Assets
OBIIX	$237,509,318	$38,886,089	$276,395,407	$277,163,154

Acquiring Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
OBIOX	32,868,556	$115,226,896	$392,390,050

For financial reporting purposes, the Acquiring Fund is deemed to be the accounting survivor and as a result, the Statement of Operations and Financial Highlights reflect the operations of the Acquiring Fund only. The assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the Acquiring Fund has been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund and the Acquiring Fund that have been included in the Acquiring Fund’s Statement of Operations since the Merger Date.

In connection with the Reorganization, the Acquiring Fund was renamed The Oberweis International Opportunities Fund.

Assuming the Reorganization had been completed on January 1, 2023, the beginning of the reporting period, the unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

(Unaudited)
Net investment income	$4,616,342
Net realized and unrealized gain on investments	19,163,772
Net increase in net assets resulting from operations	$23,780,114

8. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class
	Six Months		Micro-Cap Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$37.61		$31.64	$35.88	$29.10	$22.40	$18.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.14)		(.29)	(.32)	(.43)	(.26)	(.22)
Net realized and unrealized gains (losses) on investments	3.94		6.23	(3.52)	15.93	6.96	4.25
Total from investment operations	3.80		5.94	(3.84)	15.50	6.70	4.03
Redemption fees [a]	-		.03	.03	.02	-	-
Less distributions:
Distribution from net realized gains on investments	-		-	(.43)	(8.74)	-	-
Net asset value at end of period	$41.41		$37.61	$31.64	$35.88	$29.10	$22.40
Total return (%)	10.10	[d]	18.87	(10.60)	53.38	29.91	21.94
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$248,362		$236,230	$96,281	$87,603	$45,345	$46,546
Ratio of gross expenses to average net assets (%)	1.49	[c]	1.53	1.53	1.48	1.59	1.60
Ratio of net expenses to average net assets (%)[b]	1.49	[c]	1.53	1.52	1.48	1.58	1.58
Ratio of net investment loss to average net assets (%)	(.75)[c]		(.82)	(1.02)	(1.08)	(1.22)	(1.03)
Portfolio turnover rate (%)	31	[d]	58	61	81	92	112

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class
	Six Months		Micro-Cap Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$38.39		$32.21	$36.43	$29.36	$22.55	$18.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.10)		(.21)	(.24)	(.33)	(.21)	(.13)
Net realized and unrealized gains (losses) on investments	4.02		6.36	(3.58)	16.12	7.02	4.21
Total from investment operations	3.92		6.15	(3.82)	15.79	6.81	4.08
Redemption fees [a]	-		.03	.03	.02	-	-
Less distributions:
Distribution from net realized gains on investments	-		-	(.43)	(8.74)	-	-
Net asset value at end of period	$42.31		$38.39	$32.21	$36.43	$29.36	$22.55
Total return (%)	10.21	[d]	19.19	(10.39)	53.90	30.20	22.09
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$262,796		$219,437	$72,507	$50,015	$31,202	$30,994
Ratio of gross expenses to average net assets (%)	1.24	[c]	1.28	1.28	1.23	1.34	1.34
Ratio of net expenses to average net assets (%)[b]	1.24	[c]	1.28	1.27	1.23	1.33	1.32
Ratio of net investment loss to average net assets (%)	(.50)[c]		(.59)	(.76)	(.85)	(.97)	(.61)
Portfolio turnover rate (%)	31	[d]	58	61	81	92	112

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class
	Six Months		Small-Cap Opportunities Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$22.12		$19.10	$21.54	$18.29	$14.36	$11.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.06)		(.08)	(.16)	(.28)	(.17)	(.13)
Net realized and unrealized gains (losses) on investments	3.36		3.09	(2.26)	8.23	4.84	3.10
Total from investment operations	3.30		3.01	(2.42)	7.95	4.67	2.97
Redemption fees [a]	-		.01	.01	.01	-	-
Less distributions:
Distribution from net realized gains on investments	-		-	(.03)	(4.71)	(.74)	(.44)
Net asset value at end of period	$25.42		$22.12	$19.10	$21.54	$18.29	$14.36
Total return (%)	14.92	[d]	15.81	(11.17)	43.57	32.47	25.07
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$351,830		$286,616	$94,110	$16,322	$7,767	$6,110
Ratio of gross expenses to average net assets (%)	1.28	[c]	1.32	1.45	1.59	2.03	2.21
Ratio of net expenses to average net assets (%)[b]	1.25	[c]	1.25	1.25	1.55	1.55	1.55
Ratio of net investment loss to average net assets (%)	(.48)[c]		(.38)	(.82)	(1.22)	(1.14)	(.95)
Portfolio turnover rate (%)	30	[d]	71	45	106	147	142

Notes:

a	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c	Annualized.
d	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class
	Six Months		Small-Cap Opportunities Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$22.62		$19.49	$21.92	$18.51	$14.49	$11.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.02)		(.03)	(.11)	(.23)	(.13)	(.10)
Net realized and unrealized gains (losses) on investments	3.43		3.15	(2.30)	8.34	4.89	3.13
Total from investment operations	3.41		3.12	(2.41)	8.11	4.76	3.03
Redemption fees [a]	-		.01	.01	.01	-	-
Less distributions:
Distribution from net realized gains on investments	-		-	(.03)	(4.71)	(.74)	(.44)
Net asset value at end of period	$26.03		$22.62	$19.49	$21.92	$18.51	$14.49
Total return (%)	15.08	[d]	16.06	(10.93)	43.92	32.80	25.43
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$699,520		$230,715	$62,776	$12,727	$8,866	$5,622
Ratio of gross expenses to average net assets (%)	1.03	[c]	1.07	1.20	1.34	1.78	1.96
Ratio of net expenses to average net assets (%)[b]	1.00	[c]	1.00	1.00	1.30	1.30	1.30
Ratio of net investment loss to average net assets (%)	(.20)[c]		(.15)	(.59)	(.97)	(.89)	(.69)
Portfolio turnover rate (%)	30	[d]	71	45	106	147	142

Notes:

a	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c	Annualized.
d	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class
	Six Months		Global Opportunities Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$26.78		$25.17	$35.29	$36.51	$24.82	$19.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.09)		(.18)	(.19)	(.37)	(.32)	(.24)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	1.64		1.79	(9.27)	7.99	14.13	5.31
Total from investment operations	1.55		1.61	(9.46)	7.62	13.81	5.07
Redemption fees [a]	-		-	-	.01	-	-
Less distributions:
Distribution from net realized gains on investments	-		-	(.66)	(8.85)	(2.12)	-
Net asset value at end of period	$28.33		$26.78	$25.17	$35.29	$36.51	$24.82
Total return (%)	5.79	[d]	6.40	(26.80)	20.92	55.55	25.67
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$34,820		$34,431	$34,968	$53,342	$45,566	$32,004
Ratio of gross expenses to average net assets (%)	1.49	[c]	1.51	1.52	1.38	1.53	1.58
Ratio of net expenses to average net assets (%)[b]	1.49	[c]	1.50	1.51	1.38	1.53	1.55
Ratio of net investment loss to average net assets (%)	(.63)[c]		(.67)	(.73)	(.86)	(1.14)	(1.07)
Portfolio turnover rate (%)	61	[d]	95	73	111	129	120

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class
	Six Months		Global Opportunities Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$27.35		$25.64	$35.84	$36.87	$24.99	$19.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.04)		(.12)	(.12)	(.26)	(.25)	(.18)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	1.66		1.83	(9.42)	8.07	14.25	5.33
Total from investment operations	1.62		1.71	(9.54)	7.81	14.00	5.15
Redemption fees [a]	-		-	-	.01	-	-
Less distributions:
Distribution from net realized gains on investments	-		-	(.66)	(8.85)	(2.12)	-
Net asset value at end of period	$28.97		$27.35	$25.64	$35.84	$36.87	$24.99
Total return (%)	5.92	[d]	6.67	(26.61)	21.23	55.94	25.96
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$19,378		$18,754	$16,837	$23,518	$17,109	$10,644
Ratio of gross expenses to average net assets (%)	1.25	[c]	1.25	1.28	1.14	1.28	1.33
Ratio of net expenses to average net assets (%)[b]	1.25	[c]	1.25	1.27	1.13	1.27	1.30
Ratio of net investment loss to average net assets (%)	(.30)[c]		(.44)	(.44)	(.61)	(.88)	(.78)
Portfolio turnover rate (%)	61	[d]	95	73	111	129	120

Notes:

a	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c	Annualized.
d	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class
	Six Months		China Opportunities Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$6.56		$7.14	$11.51	$17.29	$12.33	$9.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.03		(.03)	(.08)	(.11)	(.16)	(.09)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	.35		(.53)	(4.20)	(.88)	7.11	3.47
Total from investment operations	.38		(.56)	(4.28)	(.99)	6.95	3.38
Redemption fees [a]	-		.01	-	-	-	.02
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	(.09)	(4.79)	(1.99)	(.42)
Dividends from net investment income	-		(.03)	-	-	-	-
Total dividends and distributions	-		(.03)	(.09)	(4.79)	(1.99)	(.42)
Net asset value at end of period	$6.94		$6.56	$7.14	$11.51	$17.29	$12.33
Total return (%)	5.79	[d]	(7.70)	(37.23)	(5.41)	56.51	36.33
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$34,854		$36,390	$45,803	$81,018	$98,527	$75,487
Ratio of gross expenses to average net assets (%)	2.21	[c]	2.16	2.05	1.87	1.95	1.95
Ratio of net expenses to average net assets (%)[b]	2.21	[c]	2.15	2.03	1.87	1.95	1.84
Ratio of net investment income (loss) to average net assets (%)	.82	[c]	(.39)	(.97)	(.63)	(1.11)	(.77)
Portfolio turnover rate (%)	79	[d]	189	254	241	192	184

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class
	Six Months		China Opportunities Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$6.67		$7.27	$11.67	$17.42	$12.39	$9.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.04		(.01)	(.05)	(.07)	(.13)	(.07)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	.35		(.55)	(4.26)	(.89)	7.15	3.50
Total from investment operations	.39		(.56)	(4.31)	(.96)	7.02	3.43
Redemption fees [a]	-		.01	-	-	-	.02
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	(.09)	(4.79)	(1.99)	(.42)
Dividends from net investment income	-		(.05)	-	-	-	-
Total dividends and distributions	-		(.05)	(.09)	(4.79)	(1.99)	(.42)
Net asset value at end of period	$7.06		$6.67	$7.27	$11.67	$17.42	$12.39
Total return (%)	5.85	[d]	(7.58)	(36.97)	(5.23)	56.79	36.82
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$7,888		$8,883	$10,513	$15,247	$21,497	$14,301
Ratio of gross expenses to average net assets (%)	1.96	[c]	1.90	1.80	1.62	1.69	1.70
Ratio of net expenses to average net assets (%)[b]	1.96	[c]	1.90	1.78	1.62	1.69	1.59
Ratio of net investment income (loss) to average net assets (%)	1.05	[c]	(.10)	(.62)	(.38)	(.85)	(.55)
Portfolio turnover rate (%)	79	[d]	189	254	241	192	184

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class
	Six Months		Emerging Markets Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$11.49		$10.04	$13.63	$13.81	$9.67	$7.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [a]	.06		.02	(.07)	(.13)	(.06)	(.02)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	.09		1.49	(3.24)	1.95	4.20	1.80
Total from investment operations	.15		1.51	(3.31)	1.82	4.14	1.78
Redemption fees [a]	-		-	-	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	(.28)	(2.00)	-	-
Dividends from net investment income	-		(.06)	-	-	-	-
Total dividends and distributions	-		(.06)	(.28)	(2.00)	-	-
Net asset value at end of period	$11.64		$11.49	$10.04	$13.63	$13.81	$9.67
Total return (%)	1.31	[d]	15.02	(24.31)	13.24	42.81	22.56
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$5,383		$5,347	$1,578	$1,646	$789	$587
Ratio of gross expenses to average net assets (%)	2.60	[c]	2.71	2.90	2.80	3.79	3.86
Ratio of net expenses to average net assets (%)[b]	1.75	[c]	1.75	1.75	1.75	1.75	1.75
Ratio of net investment income (loss) to average net assets (%)	.97	[c]	.17	(.65)	(.87)	(.54)	(.21)
Portfolio turnover rate (%)	55	[d]	115	70	67	131	153

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class
	Six Months		Emerging Markets Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$11.63		$10.16	$13.75	$13.90	$9.71	$7.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [a]	.06		.05	(.02)	(.10)	(.03)	-
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	.10		1.50	(3.29)	1.97	4.22	1.81
Total from investment operations	0.16		1.55	(3.31)	1.87	4.19	1.81
Redemption fees [a]	-		-	-	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	(.28)	(2.00)	-	-
Dividends from net investment income	-		(.08)	-	(.02)	-	-
Total dividends and distributions	-		(.08)	(.28)	(2.02)	-	-
Net asset value at end of period	$11.79		$11.63	$10.16	$13.75	$13.90	$9.71
Total return (%)	1.38	[d]	15.29	(24.10)	13.50	43.15	22.91
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$12,519		$12,861	$11,012	$11,910	$9,938	$7,382
Ratio of gross expenses to average net assets (%)	2.35	[c]	2.46	2.65	2.55	3.54	3.61
Ratio of net expenses to average net assets (%)[b]	1.50	[c]	1.50	1.50	1.50	1.50	1.50
Ratio of net investment income (loss) to average net assets (%)	1.11	c	.43	(.16)	(.62)	(.26)	-
Portfolio turnover rate (%)	55	[d]	115	70	67	131	153

Notes:

a	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
b	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c	Annualized.
d	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class
	Six Months		International Opportunities Fund
	Ended
	June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value at beginning of period	$17.42		$16.68	$26.50	$31.52	$19.43	$16.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.13		.11	.11	(.26)	(.16)	(.03)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	.70		.70	(9.93)	.72	12.37	3.69
Total from investment operations	.83		.81	(9.82)	.46	12.21	3.66
Redemption fees [a]	.01		-	-	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	-	(5.48)	-	-
Dividends from net investment income	-		(.07)	-	-	(.12)	(.24)
Total dividends and distributions	-		(.07)	-	(5.48)	(.12)	(.24)
Net asset value at end of period	$18.26		$17.42	$16.68	$26.50	$31.52	$19.43
Total return (%)	4.82	[d]	4.89	(37.06)	1.52	62.86	22.85
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$100,405		$114,698	$144,970	$310,356	$327,354	$324,254
Ratio of gross expenses to average net assets (%)	1.47	[c]	1.92	1.87	1.77	1.87	1.82
Ratio of net expenses to average net assets (%)[b]	1.35	[c]	1.59	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	1.47	[c]	.66	.60	(.79)	(.75)	(.19)
Portfolio turnover rate (%)	52	[d]	103	74	93	130	142

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	International Opportunities Fund

	Six Months Ended June 30, 2024 (unaudited)		Period Ended December 31, 2023[c]
Net asset value at beginning of period	$8.50		$8.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [a]	.07		-
Net realized and unrealized gains on investments and translation of assets and liabilities denominated in foreign currency	.34		.07
Total from investment operations	.41		.07
Redemption fees [a]	.01		-
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	-		-
Dividends from net investment income	-		-
Total dividends and distributions	-		-
Net asset value at end of period	$8.92		$8.50
Total return (%)	4.94	[e]	.83	[e]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$243,475		$278,822
Ratio of gross expenses to average net assets (%)	1.22	[d]	1.10	[d]
Ratio of net expenses to average net assets (%)(b)	1.10	[d]	1.09	[d]
Ratio of net investment income to average net assets (%)	1.61	[d]	.28	[d]
Portfolio turnover rate (%)	52	[e]	103

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	For the period from December 23, 2023 (commencement of operations) through December 31, 2023.
[d]	Annualized
[e]	Not Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	Focused International Growth Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022[a]
Net asset value at beginning of period	$8.77		$7.63	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[b]	.11		.12	.07
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	.97		1.15	(2.34)
Total from investment operations	1.08		1.27	(2.27)
Redemption fees [b]	-		-	-
Less dividends and distributions:
Dividends from net investment income	-		(.13)	(.10)
Total dividends and distributions	-		(.13)	(.10)
Net asset value at end of period	$9.85		$8.77	$7.63
Total return (%)	12.31	[e]	16.60	(22.75)[e]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$7,084		$6,032	$5,077
Ratio of gross expenses to average net assets (%)	2.35	[d]	2.51	1.97 [d]
Ratio of net expenses to average net assets (%)[c]	.95	[d]	.95	.95 [d]
Ratio of net investment income to average net assets (%)	2.29	[d]	1.47	1.18 [d]
Portfolio turnover rate (%)	35	[e]	88	54 [e]

Notes:

[a]	For the period from April 1, 2022 (commencement of operations) through December 31, 2022.
[b]	The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
[c]	The ratios in this row reflect the impact, if any, of expense offset arrangements.
[d]	Annualized.
[e]	Not Annualized

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No changes or disagreements to disclose during the period covered by the report.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No matters were submitted during the period covered by the report to a vote of shareholders.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Remuneration disclosed in the Notes to Financial Statements section in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 16. CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the first and second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds
By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis President, The Oberweis Funds

Date 09/04/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis President, The Oberweis Funds

Date 09/04/2024

By (Signature and Title*)	/s/ Eric V. Hannemann
Eric V. Hannemann Treasurer, The Oberweis Funds

Date 09/04/2024

____________

/*/      Print the name and title of each signing officer under his or her signature.